SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - Share options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	12,917,421	13,777,413	16,832,154
Number of Share Options, Granted	0	0	0
Number of Share Options, Exercised	(1,260,018)	(853,905)	(2,967,372)
Number of Share Options, Forfeited			(82,380)
Number of Share Options, Expired	0	(6,087)	(4,989)
Number of Share Options, Ending Balance	11,657,403	12,917,421	13,777,413
Weighted-Average Exercise Price per Share, Beginning Balance	$ 1.60	$ 1.63	$ 1.61
Number of Share Options, Exercisable	11,657,403
Weighted-Average Exercise Price per Share, Exercised	$ 1.51	2.06	1.50
Weighted-Average Exercise Price per Share, Forfeited			2.07
Weighted-Average Exercise Price per Share, Expired		1.01	1.01
Weighted-Average Exercise Price per Share, Ending Balance	1.61	$ 1.60	$ 1.63
Weighted-Average Exercise Price per Share, Exercisable	$ 1.61
Weighted-Average Remaining Contractual Term, Outstanding	3 years 6 months 29 days
Weighted-Average Remaining Contractual Term, Exercisable	3 years 6 months 29 days
Aggregate Intrinsic Value, Outstanding	$ 46,548
Aggregate Intrinsic Value, Exercisable	$ 46,548
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	4,160,769	3,070,335	1,901,136
Number of Share Options, Granted	2,591,751	1,320,693	1,388,793
Number of Share Options, Exercised	(108,729)	(74,394)	(96,930)
Number of Share Options, Forfeited	(343,695)	(155,865)	(120,834)
Number of Share Options, Expired	(27,129)		(1,830)
Number of Share Options, Ending Balance	6,272,967	4,160,769	3,070,335
Weighted-Average Exercise Price per Share, Beginning Balance	$ 8.30	$ 6.33	$ 4.70
Number of Share Options, Exercisable	2,294,499
Weighted-Average Exercise Price per Share, Granted	$ 7.48	12.89	8.42
Weighted-Average Exercise Price per Share, Exercised	4.70	5.34	4.70
Weighted-Average Exercise Price per Share, Forfeited	9.17	9.84	6.00
Weighted-Average Exercise Price per Share, Expired	8.42		4.70
Weighted-Average Exercise Price per Share, Ending Balance	7.98	$ 8.30	$ 6.33
Weighted-Average Exercise Price per Share, Exercisable	$ 6.00
Weighted-Average Remaining Contractual Term, Outstanding	8 years
Weighted-Average Remaining Contractual Term, Exercisable	6 years 7 months 21 days
Aggregate Intrinsic Value, Outstanding	$ 1,350
Aggregate Intrinsic Value, Exercisable	$ 1,350
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	124,126,612	116,144,153	0
Number of Share Options, Granted	6,796,532	9,543,186	120,826,336
Number of Share Options, Exercised	0	0	0
Number of Share Options, Forfeited	(6,195,610)	(1,560,727)	(4,682,183)
Number of Share Options, Expired	(16,902)
Number of Share Options, Ending Balance	124,710,632	124,126,612	116,144,153
Weighted-Average Exercise Price per Share, Beginning Balance	$ 0.19	$ 0.19	$ 0
Number of Share Options, Exercisable	75,194,658
Weighted-Average Exercise Price per Share, Granted	$ 0.07	0.24	0.19
Weighted-Average Exercise Price per Share, Forfeited	0.18	0.19	0.19
Weighted-Average Exercise Price per Share, Expired	0.28
Weighted-Average Exercise Price per Share, Ending Balance	0.17	$ 0.19	$ 0.19
Weighted-Average Exercise Price per Share, Exercisable	$ 0.18
Weighted-Average Remaining Contractual Term, Outstanding	7 years 8 months 9 days
Weighted-Average Remaining Contractual Term, Exercisable	7 years 6 months 11 days
Aggregate Intrinsic Value, Outstanding	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0